ACQUISITIONS, GOODWILL AND INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
ACQUISITIONS, GOODWILL AND INTANGIBLE ASSETS (Tables)
Schedule of Fair value of assets acquired
Goodwill	$6,785,416
Tangible assets	4,787,928
Intangible asset – tradename/trademarks (10-year life)	3,008,100
Intangible asset – IP/technology (7-year life)	438,000
Intangible asset – non-competes (3-year life)	123,200
Total liabilities	(7,571,036)
Non-controlling interest	(1,506,750)
Total consideration paid for 80.1% interest	$6,064,858

Intangible assets	$-
Goodwill	414,151
Current assets	-
Current liabilities	-
Total net assets acquired	$414,151
The purchase price consists of the following:
Cash	-
Common Stock	414,151
Total purchase price	$414,151
March 31, 2021
Dividend yields	0%
Exercise price based on 10-day VWAP for the common stock	$1.47
Volatility	136.8%
Risk free rate	0.18%

Schedule of Proforma Information
	Three Months Ended June 30,
	2022	2021
Revenue, net	$5,333,803	$4,501,773
Net loss	$(3,348,902)	$(667,789)

Year Ended December 31,
2021
Net revenue	$466,705
Net loss	$(484,560)

Schedule of goodwill
	Boston Solar	Direct Solar America	Box Pure Air	EnergyWyze	Total
Balances at December 31, 2021:	$-	$1,212,968	$414,151	$75,000	$1,702,119
Aggregate goodwill acquired	6,785,416	-	-	-	6,785,416
Impairment losses	-	-	-	-	-
Balances at June 30, 2022:	$6,785,416	$1,212,968	$414,151	$75,000	$8,487,536
	IP / Technology	Tradename Trademarks	Non - Competes	Other	Total
Balances at December 31, 2021:	$-	$-	$-	$34,485	$34,485
Intangibles acquired	438,000	3,008,100	123,200	-	3,569,300
Less: Amortization	11,732	56,402	7,700	7,260	83,094
Balances at June 30, 2022:	$426,268	$2,951,698	$115,500	$27,225	$3,520,691

	Direct Solar America	Box Pure Air	EnergyWyze	Total
Balances at December 31, 2019:	$1,966,340	$-	$-	$1,966,340
Aggregate goodwill acquired	-	-	-	-
Goodwill adjustments	(72,600)	-	-	(72,600)
Impairment losses	-	-	-	-
Balances at December 31, 2020:	1,893,740	-	-	1,893,740
Aggregate goodwill acquired	-	414,151	75,000	489,151
Impairment losses	(680,772)	-	-	(680,772)
Balances at December 31, 2021:	$1,212,968	$414,151	$75,000	$1,702,119

Maturity of estimated amortization expense
Year Ending December 31,
2022 (remainder)	$209,484
2023	418,968
2024	409,893
2025	376,215
2026	363,381
Thereafter	1,742,750
Total	$3,520,691